Investments	12 Months Ended
Dec. 31, 2012
Investments
Investments

Note 6: Investments

December 31 (in millions)	2012	2011
Fair Value Method	$4,493	$3,028
Equity Method:
A&E Television Networks	-	2,021
SpectrumCo	10	1,417
The Weather Channel	471	463
MSNBC.com	-	174
Clearwire LLC	-	69
Other	683	736
	1,164	4,880
Cost Method:
AirTouch	1,538	1,523
Other	594	477
	2,132	2,000
Total investments	7,789	9,908
Less: Current investments	1,464	54
Noncurrent investments	$6,325	$9,854

Investment Income (Loss), Net
Year ended December 31 (in millions)	2012	2011	2010
Gains on sales and exchanges of investments, net	$30	$41	$13
Investment impairment losses	(24)	(5)	(24)
Unrealized gains (losses) on securities underlying prepaid forward sale agreements	1,159	192	874
Mark to market adjustments on derivative component of prepaid forward sale
agreements and indexed debt instruments	(1,071)	(119)	(665)
Interest and dividend income	119	110	94
Other, net	6	(60)	(4)
Investment income (loss), net	$219	$159	$288

Fair Value Method

We classify publicly traded investments that are not accounted for under the equity method as available-for-sale (“AFS”) or trading securities and record them at fair value. For AFS securities, we record unrealized gains or losses resulting from changes in fair value between measurement dates as a component of other comprehensive income (loss), except when we consider declines in value to be other than temporary. For trading securities, we record unrealized gains or losses resulting from changes in fair value between measurement dates as a component of investment income (loss), net. We recognize realized gains and losses associated with our fair value method investments using the specific identification method. We classify the cash flows related to purchases of and proceeds from the sale of trading securities based on the nature of the securities and the purpose for which they were acquired. Investments in privately held companies are generally stated at cost.

As of December 31, 2012, substantially all of our total fair value method investments were equity securities which were held as collateral related to our obligations under prepaid forward sale agreements.

Prepaid Forward Sale Agreements
December 31 (in millions)	2012	2011
Assets:
Fair value equity securities held	$4,143	$2,984

Liabilities:
Obligations under prepaid forward sale agreements	$1,248	$1,177
Derivative component of prepaid forward sale agreements	2,302	1,228
Total liabilities	$3,550	$2,405

The obligations related to these investments terminate between 2013 and 2015. At termination, the counterparties are entitled to receive some or all of the equity securities, or an equivalent amount of cash at our option, based on the market value of the equity securities at that time. As of December 31, 2012 and 2011, our prepaid forward sale obligations had an estimated fair value of $3.6 billion and $2.5 billion, respectively.

The derivative component of the prepaid forward sale agreements are equity derivative financial instruments embedded in the related contracts, which we use to manage our exposure to and benefits from price fluctuations in the common stock of the related investments. For these derivative financial instruments we separate the derivative component from the host contract and changes in its value are recorded each period to investment income (loss), net.

Clearwire LLC

In September 2012, we exchanged our ownership units in Clearwire Communications LLC (“Clearwire LLC”) and our voting Class B stock of Clearwire Corporation (“Clearwire”) for 89 million Class A shares of Clearwire. Following this exchange, we now account for our investment in Clearwire as an available-for-sale security under the fair value method. As of December 31, 2012, the fair value of our investment in Clearwire was $256 million.

Equity Method

We use the equity method to account for investments in which we have the ability to exercise significant influence over the investee's operating and financial policies. Equity method investments are recorded at cost and are adjusted to recognize (i) our proportionate share of the investee's net income or losses after the date of investment, (ii) amortization of the recorded investment that exceeds our share of the book value of the investee's net assets, (iii) additional contributions made and dividends received and (iv) impairments resulting from other-than-temporary declines in fair value. For some investments, we record our share of the investee's net income or loss one quarter in arrears due to the timing of our receipt of such information. Gains or losses on the sale of equity method investments are recorded to other income (expense), net. If an equity method investee were to issue additional securities that would change our proportionate share of the entity, we would recognize the change, if any, as a gain or loss in our consolidated statement of income.

A&E Television Networks

In August 2012, NBCUniversal closed its redemption agreement with A&E Television Networks LLC (“A&E Television Networks”) whereby A&E Television Networks redeemed NBCUniversal's 15.8% equity interest in A&E Television Networks for $3 billion in cash. NBCUniversal recognized a pretax gain of $1 billion, which is included in other income (expense), net in our consolidated statement of income in 2012. In 2012, we recorded net income attributable to noncontrolling interests of $495 million and consolidated income tax expense of $196 million related to this transaction.

SpectrumCo

SpectrumCo, LLC (“SpectrumCo”) is a joint venture in which we, along with Time Warner Cable and Bright House Networks, are partners. We account for this joint venture as an equity method investment based on its governance structure, notwithstanding our majority interest. SpectrumCo was the successful bidder for 137 advanced wireless services (“AWS”) spectrum licenses for $2.4 billion in the FCC's AWS spectrum auction that concluded in September 2006. Our portion of the total cost to purchase the licenses was $1.3 billion.

In August 2012, SpectrumCo closed its agreement to sell its AWS spectrum licenses to Verizon Wireless for $3.6 billion. Our portion of SpectrumCo's gain on sale of its AWS spectrum licenses was $876 million, which is included in equity in net income (losses) of investees, net in our consolidated statement of income in 2012. Following the close of the transaction, SpectrumCo distributed to us $2.3 billion, which represents our portion of the sale proceeds. These proceeds are reflected as a return of capital from investees in our consolidated statement of cash flows.

MSNBC.com

In July 2012, NBCUniversal acquired the remaining 50% equity interest in MSNBC Interactive News, LLC and other related entities (“MSNBC.com”) that it did not already own. The total purchase price was $195 million, which was net of $100 million of cash and cash equivalents held at MSNBC.com that were acquired in the transaction, which were not previously attributable to NBCUniversal. Following the close of the transaction, MSNBC.com is a wholly owned consolidated subsidiary of NBCUniversal.

Cost Method

We use the cost method to account for investments not accounted for under the fair value method and in which we do not have the ability to exercise significant influence over the investee's operating and financial policies.

AirTouch Communications, Inc.

We hold two series of preferred stock of AirTouch Communications, Inc. (“AirTouch”), a subsidiary of Vodafone, which are redeemable in April 2020. As of both December 31, 2012 and 2011, the estimated fair value of the AirTouch preferred stock was $1.8 billion.

The dividend and redemption activity of the AirTouch preferred stock determines the dividend and redemption payments associated with substantially all of the preferred shares issued by one of our consolidated subsidiaries, which is a VIE. The subsidiary has three series of preferred stock outstanding with an aggregate redemption value of $1.75 billion. Substantially all of the preferred shares are redeemable in April 2020 at a redemption value of $1.65 billion. As of both December 31, 2012 and 2011, the two redeemable series of subsidiary preferred shares were recorded at $1.5 billion, and those amounts are included in other noncurrent liabilities. As of both December 31, 2012 and 2011, these redeemable subsidiary preferred shares had an estimated fair value of $1.8 billion. The estimated fair values are primarily based on Level 2 inputs using pricing models whose inputs are derived from or corroborated by observable market data through correlation or other means for substantially the full term of the financial instrument. The one nonredeemable series of subsidiary preferred shares was recorded at $100 million as of both December 31, 2012 and 2011, and those amounts are included in noncontrolling interests in our consolidated balance sheet. The carrying amounts of the nonredeemable subsidiary preferred shares approximate their fair value.

Impairment Testing of Investments

We review our investment portfolio each reporting period to determine whether there are identified events or circumstances that would indicate there is a decline in the fair value that would be considered other than temporary. For our nonpublic investments, if there are no identified events or circumstances that would have a significant adverse effect on the fair value of the investment, then the fair value is not estimated. If an investment is deemed to have experienced an other-than-temporary decline below its cost basis, we reduce the carrying amount of the investment to its quoted or estimated fair value, as applicable, and establish a new cost basis for the investment. For our AFS and cost method investments, we record the impairment to investment income (loss), net. For our equity method investments, we record the impairment to other income (expense), net.